UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008
                                                -------------

Check here if Amendment [_]; Amendment Number: _____
   This Amendment (Check only one.): [_]  is a restatement.
                                     [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             SC-BVI Partners
                  -------------------------
Address:          747 Third Avenue
                  -------------------------
                  27th Floor
                  -------------------------
                  New York, NY  10017
                  -------------------------

Form 13F File Number:  028-10394

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Neil H. Koffler
                  -------------------------
Title:            Vice President of Managing Partner
                  -------------------------
Phone:            (212)888-9100
                  -------------------------

Signature, Place, and Date of Signing:

/s/ Neil H. Koffler                 New York, NY            August 14, 2008
---------------------------      --------------------       ---------------
    [Signature]                    [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                            -------------------

Form 13F Information Table Entry Total:              47
                                            ------------------

Form 13F Information Table Value Total:              $23,334
                                            ------------------
                                               (thousands)


List of Other Included Managers:

                                            NONE

                                 SC-BVI PARTNERS
                                    FORM 13F
                        FOR QUARTER ENDED June 30, 2008


                                                                                      ITEM 6:
                                                                              INVESTMENT DISCRETION
                                                                                       (b)                             ITEM 8:
                                                                                     Shares                            VOTING
                                                ITEM 4:      ITEM 5:                   as              ITEM 7:    AUTHORITY SHARES
                         ITEM 2:   ITEM 3:      Fair         Shares or               Define     (c)   Managers
       ITEM 1:          Title of   Cusip        Market       Principal      (a)        in      Shared    See      (a)    (b)     (c)
    Name of Issuer       Class     Number       Value        Amount         Sole     Instr.V   Other  Instr.V    Sole  Shared   None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Ambase Corp.             Common    023164106      98,762     246,906 SH      246,906  --      --      --         246,906   --    --
------------------------------------------------------------------------------------------------------------------------------------
Anglogold Ashanti Ltd.   Sponsored
                          ADR      035128206     232,489       6,850 SH        6,850  --      --      --           6,850   --    --
------------------------------------------------------------------------------------------------------------------------------------
Berkeley Tech Inc.       Sponsored
                          ADR      08437M107     288,372     303,549 SH      303,549  --      --      --         303,549   --    --
------------------------------------------------------------------------------------------------------------------------------------
BFC Financial Corp       Common
                         - Class A 055384200      65,680      87,573 SH       87,573  --      --      --          87,573   --    --
------------------------------------------------------------------------------------------------------------------------------------
Bimini Capital Mgt       Common    090319104      36,886     136,616 SH      136,616  --      --      --         136,616   --    --
------------------------------------------------------------------------------------------------------------------------------------
Capital Southwest
 Corporation             Common    140501107   3,129,193      30,022 SH       30,022  --      --      --          30,022   --    --
------------------------------------------------------------------------------------------------------------------------------------
Captial Gold Corp        Common    14018Y106   1,293,423   1,989,882 SH    1,989,882  --      --      --       1,989,882   --    --
------------------------------------------------------------------------------------------------------------------------------------
Captial Gold Corp        Common    14018Y106      41,771     166,667 Warr-
                                                                     ants    166,667  --      --      --         166,667   --    --
------------------------------------------------------------------------------------------------------------------------------------
CGX Energy Inc           Common    125405100     438,575     218,902 SH      218,902  --      --      --         218,902   --    --
------------------------------------------------------------------------------------------------------------------------------------
Chaus Bernard            Common    162510200      67,404     224,680 SH      224,680  --      --      --         224,680   --    --
------------------------------------------------------------------------------------------------------------------------------------
Chief Consolidated
 Mining Co.              Common    168628105      41,544     207,720 SH      207,720  --      --      --         207,720   --    --
------------------------------------------------------------------------------------------------------------------------------------
Coalcorp Mining Inc      Common    190135103     104,578      59,999 SH       59,999  --      --      --          59,999   --    --
------------------------------------------------------------------------------------------------------------------------------------
Coalcorp Mining Inc      Common    190135103           0      30,000 Warr-
                                                                     ants     30,000  --      --      --          30,000   --    --
------------------------------------------------------------------------------------------------------------------------------------
Colombia Goldfields      Common    195305107         411         548 SH          548  --      --      --             548   --    --
------------------------------------------------------------------------------------------------------------------------------------
Crystellex Intl          Common    22942F101     268,520     239,750 SH      239,750  --      --      --         239,750   --    --
------------------------------------------------------------------------------------------------------------------------------------
Dundee Precious
 Metals Inc              Common    265269209     853,902     130,150 SH      130,150  --      --      --         130,150   --    --
------------------------------------------------------------------------------------------------------------------------------------
Eplus Inc                Common    294268107     145,312      10,740 SH       10,740  --      --      --          10,740   --    --
------------------------------------------------------------------------------------------------------------------------------------
Excapsa Software Inc     Common    30066E107     785,301   3,956,177 SH    3,956,177  --      --      --       3,956,177   --    --
------------------------------------------------------------------------------------------------------------------------------------
Gold Hawk Res Inc        Common    38060Q109      36,222     274,000 SH      274,000  --      --      --         274,000   --    --
------------------------------------------------------------------------------------------------------------------------------------
Gold Reserve             Common    38068N108     135,630      75,350 SH       75,350  --      --      --          75,350   --    --
------------------------------------------------------------------------------------------------------------------------------------
Goldfield                Common    38059T106     173,305      13,700 SH       13,700  --      --      --          13,700   --    --
------------------------------------------------------------------------------------------------------------------------------------
Handelman Co.            Common    410252100     199,548     110,860 SH      110,860  --      --      --         110,860   --    --
------------------------------------------------------------------------------------------------------------------------------------
Heico Corp               Common
                         - Class A 422806208   1,837,821      69,143 SH       69,143  --      --      --          69,143   --    --
------------------------------------------------------------------------------------------------------------------------------------
Hollinger Inc            Common    43556c606       3,369     114,696 SH      114,696  --      --      --         114,696   --    --
------------------------------------------------------------------------------------------------------------------------------------
Jura Energy              Common    480272105       2,012       4,110 SH        4,110  --      --      --           4,110   --    --
------------------------------------------------------------------------------------------------------------------------------------
Liberty Homes Inc.       Common
                         - Class A 530582204      57,869      24,112 SH       24,112  --      --      --          24,112   --    --
------------------------------------------------------------------------------------------------------------------------------------
Liberty Homes Inc.       Common
                         - Class B 530582303      26,304      10,960 SH       10,960  --      --      --          10,960   --    --
------------------------------------------------------------------------------------------------------------------------------------
Limoneira Co             Common    532746104     150,700         548 SH          548  --      --      --             548   --    --
------------------------------------------------------------------------------------------------------------------------------------
Loon Energy Inc          Common    543921100     840,541   1,430,600 SH    1,430,600  --      --      --       1,430,600   --    --
------------------------------------------------------------------------------------------------------------------------------------
Mcrae Industries         Common    582757209     196,290      10,905 SH       10,905  --      --      --          10,905   --    --
------------------------------------------------------------------------------------------------------------------------------------
MDU Communication
 Int'l Inc               Common    582828109     607,139   1,521,652 SH    1,521,652  --      --      --       1,521,652   --    --
------------------------------------------------------------------------------------------------------------------------------------
Medoro Resources Ltd     Common    58503R209      52,964     257,558 SH      257,558  --      --      --         257,558   --    --
------------------------------------------------------------------------------------------------------------------------------------
National Atlantic
 Holdings                Common    63253Y107   1,705,350     281,876 SH      281,876  --      --      --         281,876   --    --
------------------------------------------------------------------------------------------------------------------------------------
Nevsun Resources Ltd     Common    64156L101     571,504     274,000 SH      274,000  --      --      --         274,000   --    --
------------------------------------------------------------------------------------------------------------------------------------
Next Inc.                Common    65336T104      13,152     109,600 SH      109,600  --      --      --         109,600   --    --
------------------------------------------------------------------------------------------------------------------------------------
Oakwood Homes            Common    674098207         112      28,058 SH       28,058  --      --      --          28,058   --    --
------------------------------------------------------------------------------------------------------------------------------------
Petrofalcon Corp         Common    716474101   1,566,074     940,750 SH      940,750  --      --      --         940,750   --    --
------------------------------------------------------------------------------------------------------------------------------------
Profound Energy Inc.     Common    74318R102     726,795     154,626 SH      154,626  --      --      --         154,626   --    --
------------------------------------------------------------------------------------------------------------------------------------
Quanta Capital Holdings  Common    B0147K9 US  4,756,739   1,801,795 SH    1,801,795  --      --      --       1,801,795   --    --
------------------------------------------------------------------------------------------------------------------------------------
Security Cap
 Assurance Ltd.          Common    B0147K9 US    293,878   1,013,373 SH    1,013,373  --      --      --       1,013,373   --    --
------------------------------------------------------------------------------------------------------------------------------------
Shermen WSC Acquisition  Common    824197115       8,593      61,376 Warr-
                                                                     ants     61,376  --      --      --          61,376   --    --
------------------------------------------------------------------------------------------------------------------------------------
Sielox                   Common    82620E107     143,477     755,144 SH      755,144  --      --      --         755,144   --    --
------------------------------------------------------------------------------------------------------------------------------------
Silk Road Resources      Common    827101106      33,686      68,800 SH       68,800  --      --      --          68,800   --    --
------------------------------------------------------------------------------------------------------------------------------------
Simon Worldwide Inc.     Common    828815100      43,842     109,604 SH      109,604  --      --      --         109,604   --    --
------------------------------------------------------------------------------------------------------------------------------------
Sunridge Gold Corp       Common    86769Q102     359,872     412,923 SH      412,923  --      --      --         412,923   --    --
------------------------------------------------------------------------------------------------------------------------------------
Transworld Corp          Common    89336R207     895,801     257,414 SH      257,414  --      --      --         257,414   --    --
------------------------------------------------------------------------------------------------------------------------------------
Truestar Petroleum Corp  Common    897867107       2,824     115,344 SH      115,344  --      --      --         115,344   --    --
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                                              23,333,537
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